Shareholder Fees {- Fidelity® Tax-Exempt Money Market Fund}	Dec. 30, 2021 USD ($)
10.31 Fidelity Tax-Exempt Money Market & Treasury Money Market Daily Money Combo PRO-12 | Fidelity® Tax-Exempt Money Market Fund
Shareholder Fees:
(fees paid directly from your investment)	none